Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 1	$ 90,216	$ (78,879)	$ 11,338
Balance, shares at Dec. 31, 2021		855,237
Issuance of common stock in exchange for investment, related party		$ 0	3,683		3,683
Issuance of common stock in exchange for investment, related party, shares		157,402
Issuance of common stock and warrants under private placement, net of negligible issuance costs		$ 0	117		117
Issuance of common stock and warrants under private placement, net of negligible issuance costs, shares		92,500
Exercise of pre-funded warrants		$ 0	2,842		2,842
Exercise of pre-funded warrants, shares		78,450
Exercise of PIPE warrants		$ 0	4,686		4,686
Exercise of PIPE warrants, shares		142,857
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares		8,504
Stock based compensation			1,852		1,852
Net loss				(640)	(640)
Balance at Dec. 31, 2022		$ 1	103,396	(79,519)	23,878
Balance, shares at Dec. 31, 2022		1,334,950
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares		8,588
Stock based compensation			817		817
Net loss				(23,657)	(23,657)
Issuance of shares in reverse stock split (for fractional shares)
Issuance of shares in reverse stock split (for fractional shares), shares		24,090
Balance at Sep. 30, 2023		$ 1	104,213	(103,176)	1,038
Balance, shares at Sep. 30, 2023		1,367,628
Balance at Dec. 31, 2022		$ 1	103,396	(79,519)	23,878
Balance, shares at Dec. 31, 2022		1,334,950
Issuance of shares for vested restricted stock units		$ 0			0
Issuance of shares for vested restricted stock units, shares		8,588
Stock based compensation			1,045		1,045
Net loss				(20,131)	(20,131)
Issuance of shares in reverse stock split (for fractional shares)		$ 0			0
Issuance of shares in reverse stock split (for fractional shares), shares		24,090
Issuance of common stock and warrants, under registered public offering		$ 1			1
Issuance of common stock and warrants, under registered public offering, shares		150,000
Balance at Dec. 31, 2023		$ 2	104,441	(99,650)	4,793
Balance, shares at Dec. 31, 2023		1,517,628
Balance at Jun. 30, 2023		$ 1	104,006	(96,834)	7,173
Balance, shares at Jun. 30, 2023		1,343,538
Stock based compensation			207		207
Net loss				(6,342)	(6,342)
Issuance of shares in reverse stock split (for fractional shares)
Issuance of shares in reverse stock split (for fractional shares), shares		24,090
Balance at Sep. 30, 2023		$ 1	104,213	(103,176)	1,038
Balance, shares at Sep. 30, 2023		1,367,628
Balance at Dec. 31, 2023		$ 2	104,441	(99,650)	4,793
Balance, shares at Dec. 31, 2023		1,517,628
Exercise of pre-funded warrants		$ 1	(1)
Exercise of pre-funded warrants, shares		1,055,000
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares		4,771
Stock based compensation			720		720
Net loss				(16,363)	(16,363)
Conversion of Series B-1 Preferred into Series B-2 Preferred and common stock		$ 4	3,566		3,570
Conversion of Series B-1 Preferred into Series B-2 Preferred and common stock, shares	3,790	3,952,393
Issuance of Series B-3 upon exercise of warrants			12,810		12,810
Issuance of Series B-3 upon exercise of warrants, shares	7,998
Balance at Sep. 30, 2024		$ 7	121,536	(116,013)	5,530
Balance, shares at Sep. 30, 2024	11,788	6,529,792
Balance at Jun. 30, 2024		$ 5	121,250	(110,344)	10,911
Balance, shares at Jun. 30, 2024	12,804	5,094,184
Stock based compensation			288		288
Net loss				(5,669)	(5,669)
Conversion of Series B Preferred into Common		$ 2	(2)
Conversion of Series B Preferred into Common, shares	(1,016)	1,435,608
Balance at Sep. 30, 2024		$ 7	$ 121,536	$ (116,013)	$ 5,530
Balance, shares at Sep. 30, 2024	11,788	6,529,792